Consolidated portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 8.61%
FNMA %%	2.50%	7-14-2051	$13,285,000	$ 13,740,634
Total Agency securities (Cost $13,749,975)				13,740,634
Asset-backed securities: 3.06%
Aqua Finance Trust Series 2019-A Class A 144A	3.14	7-16-2040	267,681	274,987
Avis Budget Rental Car Funding LLC Series 2017-1A Class C 144A	4.15	9-20-2023	650,000	668,083
BCC Funding Corporation Series 2019-1A Class D 144A	3.94	7-20-2027	1,300,000	1,313,071
Driven Brands Funding LLC Series 2019-2A Class A2 144A	3.98	10-20-2049	344,750	364,856
Harley Marine Financing LLC Barge Series 2018-1A Class A2 144A	5.68	5-15-2043	631,381	612,904
SMB Private Education Loan Trust Series 2015-C Class C 144A	4.50	9-17-2046	290,000	311,319
SoFi Consumer Loan Program Trust Series 2018-1 Class C 144A	3.97	2-25-2027	700,000	715,645
SoFi Consumer Loan Program Trust Series 2018-4 Class D 144A	4.76	11-26-2027	300,000	310,930
SoFi Professional Loan Program LLC Series 2017-E Class B 144A	3.49	11-26-2040	300,000	313,979
Total Asset-backed securities (Cost $4,784,922)				4,885,774

	Shares
Common stocks: 0.57%
Energy: 0.57%
Oil, gas & consumable fuels: 0.57%
Denbury Incorporated †	11,918	915,064
Total Common stocks (Cost $388,252)		915,064

			Principal
Corporate bonds and notes: 28.70%
Communication services: 2.17%
Diversified telecommunication services: 0.06%
Cablevision Lightpath LLC 144A	5.63	9-15-2028	$100,000	101,850
Media: 2.04%
Block Communications Incorporated 144A	4.88	3-1-2028	150,000	153,000
CCO Holdings LLC 144A	4.50	8-15-2030	175,000	182,212
CSC Holdings LLC 144A	4.63	12-1-2030	200,000	196,222
Diamond Sports Group LLC 144A	5.38	8-15-2026	200,000	129,500
Diamond Sports Group LLC 144A	6.63	8-15-2027	200,000	98,227
Gray Television Incorporated 144A	4.75	10-15-2030	150,000	149,480
Nexstar Broadcasting Incorporated 144A	4.75	11-1-2028	160,000	164,400
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	150,000	159,000
Nielsen Finance LLC 144A	5.88	10-1-2030	275,000	299,316
Outfront Media Capital Corporation	4.63	3-15-2030	175,000	177,625
QVC Incorporated	4.75	2-15-2027	250,000	265,093
Salem Media Group Incorporated 144A	6.75	6-1-2024	175,000	169,750
Scripps Escrow II Incorporated	5.38	1-15-2031	545,000	543,278
See accompanying notes to consolidated portfolio of investments

Wells Fargo Income Plus Fund  |  1

Consolidated portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
Scripps Escrow II Incorporated 144A	5.88%	7-15-2027	$125,000	$ 129,419
Townsquare Media Incorporated 144A	6.88	2-1-2026	400,000	428,000
				3,244,522
Wireless telecommunication services: 0.07%
Consolidated Communications Holdings Incorporated 144A	6.50	10-1-2028	105,000	112,954
Consumer discretionary: 2.74%
Auto components: 0.54%
Adient Global Holdings 144A	3.50	8-15-2024	515,000	627,760
Allison Transmission Incorporated 144A	4.75	10-1-2027	225,000	233,723
				861,483
Automobiles: 0.27%
Ford Motor Company	7.45	7-16-2031	80,000	105,200
Ford Motor Company	9.00	4-22-2025	260,000	320,546
				425,746
Hotels, restaurants & leisure: 1.08%
Carnival Corporation 144A	7.63	3-1-2026	485,000	526,831
NCL Corporation Limited 144A	12.25	5-15-2024	400,000	483,080
Royal Caribbean Cruises Limited	4.25	6-15-2023	250,000	340,643
Royal Caribbean Cruises Limited 144A	5.50	4-1-2028	150,000	157,095
Royal Caribbean Cruises Limited 144A	9.13	6-15-2023	200,000	219,500
				1,727,149
Leisure products: 0.18%
Mattel Incorporated 144A	3.75	4-1-2029	270,000	280,800
Specialty retail: 0.67%
Asbury Automotive Group Incorporated	4.75	3-1-2030	110,000	114,950
Lithia Motors Incorporated 144A	4.63	12-15-2027	200,000	211,520
NMG Holding Company Incorporated 144A	7.13	4-1-2026	500,000	533,750
Sonic Automotive Incorporated	6.13	3-15-2027	200,000	208,854
				1,069,074
Consumer staples: 1.31%
Food & staples retailing: 0.96%
Iceland Bondco plc 144A	4.38	5-15-2028	1,000,000	1,301,577
Walgreens Boots Alliance	4.10	4-15-2050	202,000	222,685
				1,524,262
Food products: 0.35%
CHS Incorporated 144A	6.63	2-15-2025	140,000	148,049
CHS Incorporated 144A	6.88	4-15-2029	400,000	418,588
				566,637
Energy: 6.41%
Energy equipment & services: 1.00%
Bristow Group Incorporated 144A	6.88	3-1-2028	500,000	510,000
Hilcorp Energy Company 144A	5.75	2-1-2029	55,000	57,338
See accompanying notes to consolidated portfolio of investments

2  |  Wells Fargo Income Plus Fund

Consolidated portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy equipment & services (continued)
Hilcorp Energy Company 144A	6.00%	2-1-2031	$55,000	$ 58,300
Oceaneering International Incorporated	6.00	2-1-2028	400,000	403,000
Pattern Energy Operations LP 144A	4.50	8-15-2028	300,000	310,560
USA Compression Partners LP	6.88	4-1-2026	250,000	261,875
				1,601,073
Oil, gas & consumable fuels: 5.41%
Aethon United 144A	8.25	2-15-2026	500,000	541,350
Antero Resources Corporation	5.00	3-1-2025	260,000	266,102
Antero Resources Corporation 144A	8.38	7-15-2026	23,000	26,163
Archrock Partners LP 144A	6.88	4-1-2027	300,000	318,375
Buckeye Partners LP	5.85	11-15-2043	100,000	99,250
DCP Midstream Operating Company	5.13	5-15-2029	500,000	552,500
Encino Acquisition Partners Company 144A	8.50	5-1-2028	425,000	433,500
EnLink Midstream Partners LP	5.05	4-1-2045	175,000	150,500
EnLink Midstream Partners LP	5.45	6-1-2047	362,000	321,275
EQT Corporation	1.75	5-1-2026	750,000	1,249,200
Murphy Oil Corporation	5.75	8-15-2025	155,000	159,069
Murphy Oil Corporation	5.88	12-1-2027	200,000	208,740
Murphy Oil Corporation	6.38	7-15-2028	255,000	268,859
New Fortress Energy Incorporated 144A	6.50	9-30-2026	470,000	480,246
Occidental Petroleum Corporation	4.63	6-15-2045	200,000	195,000
Occidental Petroleum Corporation	6.20	3-15-2040	50,000	56,536
Occidental Petroleum Corporation	6.45	9-15-2036	420,000	502,152
Range Resources Corporation	9.25	2-1-2026	750,000	826,875
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	375,000	396,563
Southwestern Energy Company	7.75	10-1-2027	225,000	244,123
Sunoco Logistics Partner LP	5.40	10-1-2047	750,000	888,560
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	79,000	80,076
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	165,000	171,537
Western Midstream Operating LP	5.30	3-1-2048	175,000	186,375
				8,622,926
Financials: 7.97%
Banks: 1.81%
Bank of America Corporation (3 Month LIBOR+4.55%) ±	6.30	12-29-2049	265,000	305,786
Citigroup Incorporated (5 Year Treasury Constant Maturity+3.42%) ʊ±	3.88	12-31-2099	750,000	765,938
JPMorgan Chase & Company (U.S. SOFR+3.13%) ʊ±	4.60	2-3-2025	500,000	518,150
JPMorgan Chase & Company (3 Month LIBOR+3.25%) ±	5.15	12-29-2049	350,000	361,375
JPMorgan Chase & Company (3 Month LIBOR+3.30%) ±	6.00	12-31-2049	100,000	106,313
PNC Financial Services (3 Month LIBOR+3.30%) ±	5.00	12-29-2049	250,000	278,125
Truist Financial Corporation (5 Year Treasury Constant Maturity+4.61%) ʊ±	4.95	9-2-2025	500,000	549,250
				2,884,937
Capital markets: 1.91%
Bank of NY Mellon Corporation (5 Year Treasury Constant Maturity+4.36%) ʊ±	4.70	12-31-2099	185,000	201,881
See accompanying notes to consolidated portfolio of investments

Wells Fargo Income Plus Fund  |  3

Consolidated portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets (continued)
Charles Schwab Corporation (5 Year Treasury Constant Maturity+4.97%) ʊ±	5.38%	12-31-2099	$750,000	$ 828,975
Goldman Sachs Incorporated (5 Year Treasury Constant Maturity+2.97%) ±	3.80	12-31-2099	1,000,000	1,017,800
Owl Rock Capital Corporation	2.63	1-15-2027	1,000,000	1,002,575
				3,051,231
Consumer finance: 1.16%
Ford Motor Credit Company LLC	4.39	1-8-2026	175,000	189,000
Ford Motor Credit Company LLC	5.11	5-3-2029	275,000	307,857
General Motors Financial Company (5 Year Treasury Constant Maturity+5.00%) ʊ±	5.70	12-31-2099	500,000	560,000
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	500,000	536,805
Springleaf Finance Corporation	6.63	1-15-2028	225,000	257,931
				1,851,593
Insurance: 2.44%
Broadstreet Partners Incorporated 144A	5.88	4-15-2029	480,000	489,600
Guardian Life Insurance Company 144A	4.85	1-24-2077	200,000	256,105
HUB International Limited 144A	7.00	5-1-2026	75,000	77,782
Markel Corporation (5 Year Treasury Constant Maturity+5.66%) ʊ±	6.00	12-31-2099	1,000,000	1,117,500
MetLife Incorporated	6.40	12-15-2066	1,200,000	1,541,187
OneAmerica Financial Partners Incorporated 144A«	4.25	10-15-2050	130,000	134,792
Prudential Financial Incorporated (5 Year Treasury Constant Maturity+3.04%) ±	3.70	10-1-2050	270,000	281,475
				3,898,441
Thrifts & mortgage finance: 0.65%
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	325,000	324,540
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	200,000	203,500
United Wholesale Mortgage LLC 144A	5.50	4-15-2029	500,000	499,885
				1,027,925
Health care: 0.81%
Health care providers & services: 0.73%
AdaptHealth LLC 144A	4.63	8-1-2029	45,000	45,563
Air Methods Corporation 144A	8.00	5-15-2025	250,000	236,250
Highmark Incorporated 144A	6.13	5-15-2041	425,000	558,214
Select Medical Corporation 144A	6.25	8-15-2026	205,000	218,329
Vizient Incorporated 144A	6.25	5-15-2027	105,000	111,038
				1,169,394
Pharmaceuticals: 0.08%
Bausch Health Companies Incorporated 144A	6.25	2-15-2029	125,000	123,631
Industrials: 4.10%
Aerospace & defense: 0.50%
Spirit AeroSystems Holdings Incorporated	4.60	6-15-2028	500,000	490,000
TransDigm Group Incorporated 144A	4.88	5-1-2029	300,000	302,850
				792,850
See accompanying notes to consolidated portfolio of investments

4  |  Wells Fargo Income Plus Fund

Consolidated portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines: 1.85%
Alaska Airlines 144A	4.80%	2-15-2029	$177,749	$ 196,665
American Airlines Group Incorporated 144A	3.75	3-1-2025	195,000	179,644
American Airlines Group Incorporated 144A	5.75	4-20-2029	150,000	162,188
Delta Air Lines Incorporated	3.75	10-28-2029	345,000	344,445
Delta Air Lines Incorporated 144A	4.50	10-20-2025	400,000	429,848
Delta Air Lines Incorporated 144A	4.75	10-20-2028	150,000	166,764
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	750,000	825,750
United Airlines Incorporated 144A	4.63	4-15-2029	350,000	362,250
United Airlines Pass-Through Trust Certificates Series 2020-1 Class A	5.88	4-15-2029	256,946	285,102
				2,952,656
Commercial services & supplies: 0.41%
CoreCivic Incorporated	8.25	4-15-2026	430,000	446,211
IAA Spinco Incorporated 144A	5.50	6-15-2027	200,000	209,944
				656,155
Industrial conglomerates: 0.61%
General Electric Company (3 Month LIBOR+3.33%)	3.45	12-29-2049	1,000,000	980,000
Machinery: 0.10%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	150,000	160,875
Road & rail: 0.12%
Uber Technologies Incorporated 144A	8.00	11-1-2026	175,000	188,563
Trading companies & distributors: 0.41%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	355,000	369,644
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	274,000	284,618
				654,262
Transportation infrastructure: 0.10%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2027	200,000	158,911
Information technology: 0.59%
Communications equipment: 0.15%
CommScope Incorporated 144A	8.25	3-1-2027	225,000	240,480
IT services: 0.11%
Sabre GLBL Incorporated 144A	9.25	4-15-2025	150,000	178,325
Software: 0.33%
Logan Merger Sub Incorporated 144A	5.50	9-1-2027	150,000	155,258
MPH Acquisition Holdings LLC 144A«	5.75	11-1-2028	370,000	371,817
				527,075
Materials: 0.48%
Containers & packaging: 0.13%
Flex Acquisition Company Incorporated 144A	7.88	7-15-2026	200,000	208,000
Metals & mining: 0.35%
Arches Buyer Incorporated 144A	6.13	12-1-2028	80,000	82,400
See accompanying notes to consolidated portfolio of investments

Wells Fargo Income Plus Fund  |  5

Consolidated portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Metals & mining (continued)
Cleveland Cliffs Incorporated	5.88%	6-1-2027		$275,000	$ 289,094
Cleveland Cliffs Incorporated 144A	9.88	10-17-2025		66,000	77,353
Freeport-McMoRan Incorporated	4.13	3-1-2028		100,000	104,375
					553,222
Real estate: 1.41%
Equity REITs: 1.41%
GLP Capital LP	4.00	1-15-2031		1,000,000	1,077,480
Service Properties Trust Company	3.95	1-15-2028		50,000	47,125
Service Properties Trust Company	4.38	2-15-2030		50,000	47,625
Service Properties Trust Company	4.75	10-1-2026		25,000	24,688
Service Properties Trust Company	4.95	2-15-2027		325,000	323,375
Service Properties Trust Company	5.25	2-15-2026		50,000	50,375
Simon Property Group LP	3.80	7-15-2050		120,000	132,588
WEA Finance LLC 144A	4.75	9-17-2044		500,000	538,789
					2,242,045
Utilities: 0.71%
Electric utilities: 0.61%
Oglethorpe Power Corporation	4.25	4-1-2046		400,000	445,851
The Southern Company (5 Year Treasury Constant Maturity+3.73%) ±	4.00	1-15-2051		500,000	528,750
					974,601
Independent power & renewable electricity producers: 0.10%
NSG Holdings LLC	7.75	12-15-2025		55,069	58,649
TerraForm Power Operating LLC	4.75	1-15-2030		100,000	102,417
					161,066
Total Corporate bonds and notes (Cost $42,227,518)					45,774,714
Foreign corporate bonds and notes: 9.85%
Communication services: 0.60%
Media: 0.60%
Tele Columbus AG 144A	3.88	5-2-2025	EUR	510,000	611,651
Ziggo Bond Company BV 144A	3.38	2-28-2030	EUR	300,000	350,567
					962,218
Consumer discretionary: 1.59%
Auto components: 0.58%
HP Pelzer Holding GmbH 144A	4.13	4-1-2024	EUR	800,000	923,692
Automobiles: 0.40%
Peugeot SA Company	2.00	3-20-2025	EUR	500,000	630,105
Diversified consumer services: 0.30%
Intertrust Group BV 144A	3.38	11-15-2025	EUR	400,000	483,786
Hotels, restaurants & leisure: 0.31%
Accor SA	2.50	1-25-2024	EUR	400,000	495,959
See accompanying notes to consolidated portfolio of investments

6  |  Wells Fargo Income Plus Fund

Consolidated portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Consumer staples: 2.13%
Food & staples retailing: 0.57%
Casino Guichard Perracho SA	3.58%	2-7-2025	EUR	400,000	$ 461,869
Tasty Bondco 1 SA 144A	6.25	5-15-2026	EUR	400,000	444,656
					906,525
Food products: 0.66%
Danone SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.43%) ʊ±	1.75	12-31-2099	EUR	400,000	485,778
Sigma Holdings Company BV 144A	5.75	5-15-2026	EUR	500,000	575,089
					1,060,867
Household products: 0.30%
Energizer Gamma Acquisition BV 144A	4.63	7-15-2026	EUR	400,000	485,256
Tobacco: 0.60%
BAT International Finance plc	2.25	1-16-2030	EUR	750,000	956,429
Energy: 0.70%
Oil, gas & consumable fuels: 0.70%
Eni SpA	1.13	9-19-2028	EUR	800,000	1,002,075
Total SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.78%)	3.88	12-29-2049	EUR	100,000	122,280
					1,124,355
Financials: 2.42%
Banks: 1.72%
Asian Development Bank	6.20	10-6-2026	INR	18,450,000	254,001
Bankia SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +5.82%) ʊ±	6.00	12-31-2099	EUR	600,000	742,528
Caixa Geral de Depositos SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +5.50%) ±	5.75	6-28-2028	EUR	400,000	519,359
Caixa Geral de Depositos SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +10.93%) ʊ±	10.75	12-31-2099	EUR	400,000	507,501
Permanent TSB Group (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year +2.55%) ±	2.13	9-26-2024	EUR	600,000	724,726
					2,748,115
Capital markets: 0.39%
International Finance Corporation	6.30	11-25-2024	INR	45,000,000	624,539
Thrifts & mortgage finance: 0.31%
Deutsche Pfandbriefbank AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.75%) ±	2.88	6-28-2027	EUR	400,000	483,212
Health care: 0.60%
Pharmaceuticals: 0.60%
Takeda Pharmaceutical Company Limited	2.00	7-9-2040	EUR	750,000	956,020
Industrials: 0.81%
Commercial services & supplies: 0.65%
Paprec Holding SA 144A	4.00	3-31-2025	EUR	450,000	542,258
Prosegur Cash SA	1.38	2-4-2026	EUR	400,000	500,001
					1,042,259
See accompanying notes to consolidated portfolio of investments

Wells Fargo Income Plus Fund  |  7

Consolidated portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electrical equipment: 0.16%
Gamma Bidco SpA 144A	6.25%	7-15-2025	EUR	200,000	$ 250,075
Real estate: 0.69%
Equity REITs: 0.30%
Unibail Rodamco SE (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.68%) ʊ±	2.13	12-31-2099	EUR	400,000	469,481
Real estate management & development: 0.39%
Akelius Residential Property AB (EURIBOR ICE Swap Rate 11:00am +3.49%) ±	3.88	10-5-2078	EUR	500,000	626,951
Utilities: 0.31%
Multi-utilities: 0.31%
EP Infrastructure AS	1.66	4-26-2024	EUR	400,000	490,104
Total Foreign corporate bonds and notes (Cost $14,575,325)					15,719,948
Foreign government bonds: 6.21%
Brazil Government Bond ¤	0.00	1-1-2024	BRL	7,000,000	1,162,697
Brazil Government Bond ¤	0.00	7-1-2024	BRL	12,500,000	1,989,217
Colombia	7.00	5-4-2022	COP	2,000,000,000	550,573
Indonesia	6.50	6-15-2025	IDR	13,500,000,000	976,059
Indonesia	5.50	4-15-2026	IDR	14,600,000,000	1,010,320
Malaysia Government Bond	3.88	3-14-2025	MYR	2,300,000	580,706
Malaysia Government Bond	3.96	9-15-2025	MYR	2,300,000	584,748
Mexico	6.50	6-9-2022	MXN	13,260,000	671,468
Mexico	6.50	6-9-2022	MXN	7,600,000	384,853
Republic of South Africa	8.75	2-28-2048	ZAR	9,100,000	539,373
Romania	3.40	3-8-2022	RON	1,500,000	364,403
Russia	6.50	2-28-2024	RUB	35,000,000	476,239
Russia	7.00	12-15-2021	RUB	45,000,000	618,330
Total Foreign government bonds (Cost $9,989,420)					9,908,986

	Shares
Investment companies: 5.54%
Exchange-traded funds: 5.54%
Invesco Taxable Municipal Bond ETF «	30,600	1,015,308
iShares Broad USD High Yield Corporate Bond ETF «	12,750	531,930
SPDR Bloomberg Barclays High Yield Bond ETF «	7,258	798,090
VanEck Vectors JPMorgan Emerging Markets Local Currency Bond ETF	92,700	2,908,926
Xtrackers USD High Yield Corporate Bond ETF «	88,875	3,582,551
Total Investment companies (Cost $8,095,688)		8,836,805

Principal
Loans: 4.30%
Communication services: 0.49%
Media: 0.49%
Charter Communications Operating LLC (1 Month LIBOR+1.75%) ±	1.86	4-30-2025	$486,146	485,115
See accompanying notes to consolidated portfolio of investments

8  |  Wells Fargo Income Plus Fund

Consolidated portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
Clear Channel Outdoor Holdings (1 Month LIBOR+3.50%) <±	3.69%	8-21-2026	$149,241	$ 145,572
Gray Television Incorporated (3 Month LIBOR+2.50%) ±	2.59	1-2-2026	84,964	84,508
Nexstar Broadcasting Incorporated (3 Month LIBOR+2.25%) ±	2.35	1-17-2024	75,609	75,278
				790,473
Consumer discretionary: 0.68%
Distributors: 0.18%
Spin Holdco Incorporated (1 Month LIBOR+4.00%) ±	4.75	3-1-2028	282,951	282,988
Household durables: 0.25%
Wilsonart LLC (1 Month LIBOR+3.50%) ±	4.50	12-19-2026	399,000	398,785
Specialty retail: 0.25%
Rent-A-Center Incorporated (1 Month LIBOR+4.00%) ±	4.75	2-17-2028	399,000	399,000
Energy: 0.25%
Oil, gas & consumable fuels: 0.25%
AL NGPL Holdings LLC (1 Month LIBOR+3.75%) ‡±	4.75	4-14-2028	400,000	402,500
Financials: 0.33%
Capital markets: 0.23%
Nexus Buyer LLC (1 Month LIBOR+3.75%) ±	3.84	11-9-2026	197,500	196,935
VFH Parent LLC (1 Month LIBOR+3.00%) ±	3.09	3-1-2026	163,759	163,044
				359,979
Diversified financial services: 0.09%
Intelsat Jackson Holdings SA (1 Month LIBOR+3.75%) ±	8.00	11-27-2023	140,332	142,321
Insurance: 0.01%
HUB International Limited (1 Month LIBOR+3.25%) ±	4.00	4-25-2025	24,688	24,671
Health care: 0.42%
Health care equipment & supplies: 0.25%
Surgery Center Holdings Incorporated (1 Month LIBOR+3.75%) ±	4.50	8-31-2026	400,000	401,436
Pharmaceuticals: 0.17%
Bausch Health Companies Incorporated (3 Month LIBOR+3.00%) ±	3.10	6-2-2025	263,364	262,147
Industrials: 1.32%
Airlines: 1.03%
AAdvantage Loyalty IP Limited (1 Month LIBOR+4.75%) ±	5.50	4-20-2028	500,000	520,875
See accompanying notes to consolidated portfolio of investments

Wells Fargo Income Plus Fund  |  9

Consolidated portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines (continued)
Mileage Plus Holdings LLC (1 Month LIBOR+5.25%) ±	6.25%	6-21-2027	$675,000	$ 720,333
WestJet Airlines Limited (3 Month LIBOR+3.00%) ±	4.00	12-11-2026	400,000	392,000
				1,633,208
Commercial services & supplies: 0.10%
KAR Auction Services Incorporated (1 Month LIBOR+2.25%) ±	2.38	9-19-2026	22,372	22,037
Polaris Newco LLC (1 Month LIBOR+4.00%) ±	4.50	6-2-2028	140,000	140,333
				162,370
Industrial conglomerates: 0.19%
Werner Finco LP (3 Month LIBOR+4.00%) ‡<±	5.00	7-24-2024	308,398	307,627
Information technology: 0.53%
IT services: 0.25%
Sabre GLBL Incorporated (1 Month LIBOR+4.00%) ±	4.75	12-17-2027	398,997	400,992
Software: 0.28%
Emerald Topco Incorporated (1 Month LIBOR+3.50%) ±	3.69	7-24-2026	449,250	446,442
Materials: 0.28%
Containers & packaging: 0.12%
RING Container Technologies (3 Month LIBOR+2.75%) ±	2.85	10-31-2024	197,797	196,313
Paper & forest products: 0.16%
Vertical US Newco Incorporated (1 Month LIBOR+4.25%) ±	4.48	7-30-2027	248,752	248,856
Total Loans (Cost $6,838,659)				6,860,108
Municipal obligations: 0.20%
Illinois: 0.06%
GO revenue: 0.06%
Chicago IL Refunding Bonds Taxable Project Series E	6.05	1-1-2029	90,000	98,824
Kansas: 0.03%
Health revenue: 0.03%
Kansas Development Finance Authority Village Shalom Project Series 2018-B	4.00	11-15-2025	50,000	51,391
Maryland: 0.04%
Education revenue: 0.04%
Maryland Health & HEFAR Green Street Academy Series B 144A	6.75	7-1-2023	65,000	65,388
See accompanying notes to consolidated portfolio of investments

10  |  Wells Fargo Income Plus Fund

Consolidated portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pennsylvania: 0.07%
Health revenue: 0.07%
Quakertown PA General Authority U.S. Department of Agriculture Loan Anticipation Notes Series 2017-B	3.80%	7-1-2021	$100,000	$ 100,000
Total Municipal obligations (Cost $302,627)				315,603
Non-agency mortgage-backed securities: 14.69%
AFN LLC Series 2019-1A Class A2 144A	4.46	5-20-2049	699,705	737,795
ALM Loan Funding Series 2016-18A Class A2R (3 Month LIBOR+1.65%) 144A±	1.83	1-15-2028	600,000	600,119
Apidos CLO Series 2019 Class 3-1-A 144A (3 Month LIBOR+3.10%) 144A±	3.21	4-15-2031	500,000	500,198
Arch Street CLO Limited Series 2016-2A Class DR2 (3 Month LIBOR+3.45%) 144A±	3.64	10-20-2028	1,000,000	1,000,013
BB-UBS Trust Series 2012-TFT Class C 144A±±	3.58	6-5-2030	150,000	121,498
Bojangles Issuer LLC Series 2020-1A Class A2 144A	3.83	10-20-2050	705,000	735,089
BX Trust Series 2019-11 Class D 144A±±	4.08	12-9-2041	500,000	534,960
Carlyle Global Market Series 2016-1A Class R2 (3 Month LIBOR+3.35%) 144A±	3.51	4-20-2034	1,000,000	1,000,873
Carlyle Global Market Series 2017-2A Class R2 (3 Month LIBOR+1.60%) 144A±	1.72	7-20-2031	750,000	750,018
CFCRE Commercial Mortgage Trust Series 2016-C7 Class AM	4.16	12-10-2054	400,000	437,453
CIFC Funding Limited Series 2018-1A Class B (3 Month LIBOR+1.40%) 144A±	1.59	4-18-2031	1,000,000	992,265
CIFC Funding Limited Series 2019-4A Class C (3 Month LIBOR+3.50%) 144A±	3.68	7-15-2032	1,000,000	1,000,303
Coinstar Funding LLC Series 2017-1A Class A2 144A	5.22	4-25-2047	1,070,400	1,069,621
CommonBond Student Loan Trust Series 2018-CGS Class C 144A	4.35	2-25-2046	122,691	125,922
Deephaven Residential Mortgage Trust Series 2019-3A Class B1 144A±±	4.26	7-25-2059	500,000	500,527
DRB Prime Student Loan Trust Series 2017-C Class C 144A	3.29	11-25-2042	295,202	303,397
Foundation Finance Trust Series 2019-1A Class A 144A	3.86	11-15-2034	417,818	431,477
FREMF Mortgage Trust Series 2017-K724 Class B 144A±±	3.60	12-25-2049	400,000	422,503
FREMF Mortgage Trust Series 2020-KF76 Class B (1 Month LIBOR+2.75%) 144A±	2.84	1-25-2030	406,553	405,388
Goldman Sachs Mortgage Security Trust Series 2018-LUAU Class B (1 Month LIBOR+1.40%) 144A±	1.47	11-15-2032	1,600,000	1,600,980
JPMorgan Chase & Company Series 2017-6 Class B 144A±±	3.80	12-25-2048	463,437	471,398
Longtrain Leasing III LLC Series 2015-1A Class A2 144A	4.06	1-15-2045	1,568,304	1,588,288
MFRA Trust Series 2020-NQM3 Class M1 144A±±	2.65	1-26-2065	1,000,000	1,011,459
Neuberger Berman Group LLC Series 2017 Class 25A (3 Month LIBOR+1.35%)	1.54	10-18-2029	250,000	249,417
OneMain Financial Issuance Trust Series 2019-1A Class D 144A	4.22	2-14-2031	1,100,000	1,106,345
Oxford Finance Funding Trust Series 2019-1A Class A2 144A	4.46	2-15-2027	722,399	745,100
See accompanying notes to consolidated portfolio of investments

Wells Fargo Income Plus Fund  |  11

Consolidated portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Residential Mortgage Loan Trust Series 2019-3 Class A3 ±±	3.04%	9-25-2059	$835,918	$ 846,362
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class D 144A±±	4.53	1-5-2043	400,000	324,632
Store Master Funding LLC Series 2014-1A Class A2 144A	5.00	4-20-2044	96,458	100,184
Taco Bell Funding LLC Series 2016-1A Class A2	4.97	5-25-2046	1,440,000	1,554,941
Verus Securitization Trust Series 2021-R3 Class A2 144A±±	1.28	4-25-2064	1,078,788	1,077,599
Wingstop Funding LLC Series 2020-1A Class A2	2.84	12-5-2050	359,100	372,426
Zaxby S. Funding LLC Series 2021-1A Class A2 144A	3.24	7-30-2051	700,000	708,736
Total Non-agency mortgage-backed securities (Cost $23,222,478)				23,427,286
U.S. Treasury securities: 7.29%
U.S. Treasury Bond	1.63	11-15-2050	275,000	246,984
U.S. Treasury Bond	1.88	2-15-2041	450,000	440,508
U.S. Treasury Note	0.13	1-15-2024	5,000,000	4,969,727
U.S. Treasury Note	0.75	3-31-2026	6,000,000	5,973,047
Total U.S. Treasury securities (Cost $11,641,009)				11,630,266
Yankee corporate bonds and notes: 7.80%
Consumer discretionary: 0.30%
Internet & direct marketing retail: 0.30%
Prosus NV 144A	4.03	8-3-2050	500,000	480,732
Energy: 1.37%
Oil, gas & consumable fuels: 1.37%
Baytex Energy Corporation 144A	5.63	6-1-2024	200,000	201,500
BP Capital Markets plc (5 Year Treasury Constant Maturity+4.40%) ʊ±	4.88	12-31-2099	325,000	356,850
Comision Federal de Electricidad 144A	4.75	2-23-2027	250,000	279,063
Enbrige Incorporated (5 Year Treasury Constant Maturity+5.31%) ±	5.75	7-15-2080	1,000,000	1,115,000
Northriver Midstream Finance LP 144A	5.63	2-15-2026	220,000	228,250
				2,180,663
Financials: 5.11%
Banks: 3.91%
African Export Import Bank 144A	3.80	5-17-2031	200,000	205,104
Banco de Bogota SA 144A	6.25	5-12-2026	400,000	438,004
Banco General SA 144A	4.13	8-7-2027	300,000	328,128
Banco Internacional del Peru 144A	3.25	10-4-2026	525,000	536,498
Credit Agricole SA (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year+6.19%) 144A±	8.13	12-29-2049	1,000,000	1,215,000
Deutsche Bank AG (USD ICE Swap Rate 11:00am NY 5 Year+2.55%) ±	4.88	12-1-2032	500,000	539,210
Intesa Sanpaolo SpA 144A	5.71	1-15-2026	635,000	718,271
Itau Unibanco Holding SA 144A	3.25	1-24-2025	800,000	822,800
See accompanying notes to consolidated portfolio of investments

12  |  Wells Fargo Income Plus Fund

Consolidated portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Royal Bank Scotland Group plc (5 Year Treasury Constant Maturity+5.63%) ʊ±	6.00%	12-31-2099	$700,000	$ 780,206
Unicredit SpA (5 Year Treasury Constant Maturity+4.75%) 144A±	5.46	6-30-2035	600,000	654,205
				6,237,426
Capital markets: 0.33%
Credit Suisse Group AG (5 Year Treasury Constant Maturity+4.89%) 144Aʊ±	5.25	2-11-2027	500,000	528,750
Consumer finance: 0.12%
Unifin Financiera SAB de CV 144A«	9.88	1-28-2029	200,000	198,558
Diversified financial services: 0.13%
DAE Funding LLC 144A	3.38	3-20-2028	200,000	204,416
Insurance: 0.45%
Swiss Re Finance (Luxembourg) SA (5 Year Treasury Constant Maturity+3.58%) 144A±	5.00	4-2-2049	400,000	454,900
Validus Holdings Limited	8.88	1-26-2040	160,000	262,352
				717,252
Thrifts & mortgage finance: 0.17%
Nationwide Building Society (USD ICE Swap Rate 11:00am NY 5 Year+1.85%) 144A±	4.13	10-18-2032	250,000	272,788
Health care: 0.63%
Pharmaceuticals: 0.63%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	600,000	558,000
Bausch Health Companies Incorporated 144A	6.13	4-15-2025	218,000	223,450
Teva Pharmaceutical Finance Netherlands III BV «	6.75	3-1-2028	200,000	219,000
				1,000,450
Industrials: 0.39%
Airlines: 0.39%
Air Canada 2020-1 Class C Pass Through Trust 144A	10.50	7-15-2026	500,000	620,000
Total Yankee corporate bonds and notes (Cost $11,619,895)				12,441,035
Yankee government bonds: 2.44%
Commonwealth of Bahamas	6.00	11-21-2028	200,000	202,500
Dominican Republic 144A	4.50	1-30-2030	200,000	204,502
Dominican Republic 144A	4.88	9-23-2032	200,000	206,000
Mongolia Government	5.63	5-1-2023	200,000	211,250
Provincia de Cordoba 144A	3.00	2-1-2029	557,619	351,306
Provincia de Cordoba 144A	5.00	12-10-2025	254,472	195,104
Provincia de Santa Fe	7.00	3-23-2023	350,000	325,504
Republic of Angola	9.50	11-12-2025	400,000	437,508
Republic of Rwanda	6.63	5-2-2023	200,000	212,000
Republic of Sri Lanka	5.75	1-18-2022	200,000	182,118
Sultanate of Oman 144A	6.25	1-25-2031	300,000	321,999
United Mexican States	4.28	8-14-2041	1,000,000	1,049,640
Total Yankee government bonds (Cost $3,861,136)				3,899,431

See accompanying notes to consolidated portfolio of investments

Wells Fargo Income Plus Fund  |  13

Consolidated portfolio of investments—June 30, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 10.52%
Investment companies: 10.52%
Securities Lending Cash Investments LLC ♠∩∞		0.03%	6,212,969	$ 6,212,969
Wells Fargo Government Money Market Fund Select Class ♠∞*##		0.03	10,561,205	10,562,335
Total Short-term investments (Cost $16,775,304)				16,775,304
Total investments in securities (Cost $168,072,208)	109.78%			175,130,958
Other assets and liabilities, net	(9.78)			(15,608,486)
Total net assets	100.00%			$159,522,472

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
‡	Security is valued using significant unobservable inputs.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
*	A portion of the holding represents an investment held in Strategic Income Special Investment (Cayman) Ltd., the consolidated entity.
##	All or a portion of this security is segregated for when-issued and unfunded loans.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
BRL	Brazilian real
COP	Colombian peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FNMA	Federal National Mortgage Association
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
MYR	Malaysian ringgit
REIT	Real estate investment trust
RON	Romanian lei
RUB	Russian ruble
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
See accompanying notes to consolidated portfolio of investments

14  |  Wells Fargo Income Plus Fund

Consolidated portfolio of investments—June 30, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$4,723,600	$76,488,670	$(74,999,301)	$0	$0	$6,212,969		6,212,969	$1,475#
Wells Fargo Government Money Market Fund Select Class*	6,620,735	62,689,535	(58,747,935)	0	0	10,562,335		10,561,205	498
				$0	$0	$16,775,304	10.52%		$1,973

#	Amount shown represents income before fees and rebates.
*	A portion of the holding represents an investment held in Strategic Income Special Investment (Cayman) Ltd., the consolidated entity.
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
2,150,000,000 COP	570,467 USD	Morgan Stanley Company Incorporated	7-9-2021	$2,219	$0
7,950,000,000 IDR	549,808 USD	Morgan Stanley Company Incorporated	7-9-2021	0	(1,838)
601,012 USD	2,150,000,000 COP	Morgan Stanley Company Incorporated	7-9-2021	28,326	0
509,986 USD	37,500,000 RUB	Morgan Stanley Company Incorporated	7-9-2021	0	(2,352)
543,070 USD	7,950,000,000 IDR	Morgan Stanley Company Incorporated	7-9-2021	0	(4,900)
37,500,000 RUB	518,029 USD	Morgan Stanley Company Incorporated	7-9-2021	0	(5,691)
16,838,502 USD	14,100,000 EUR	Citibank NA	9-30-2021	88,688	0
1,027,610 USD	21,410,000 MXN	Citibank NA	9-30-2021	0	(34,409)
887,408 USD	12,795,000 ZAR	Citibank NA	9-30-2021	1,521	0
1,358,433 USD	975,000 GBP	Citibank NA	9-30-2021	9,445	0
1,100,000 CAD	889,635 USD	Citibank NA	9-30-2021	0	(2,281)
567,392 USD	2,150,000,000 COP	Morgan Stanley Company Incorporated	10-8-2021	0	(2,432)
510,789 USD	37,500,000 RUB	Morgan Stanley Company Incorporated	10-8-2021	5,692	0
542,977 USD	7,950,000,000 IDR	Morgan Stanley Company Incorporated	10-8-2021	0	(1,052)
				$135,891	$(54,955)
See accompanying notes to consolidated portfolio of investments

Wells Fargo Income Plus Fund  |  15

Consolidated portfolio of investments—June 30, 2021 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year Ultra Futures	35	9-21-2021	$5,074,242	$5,152,109	$77,867	$0
2-Year U.S. Treasury Notes	61	9-30-2021	13,462,034	13,439,539	0	(22,495)
5-Year U.S. Treasury Notes	9	9-30-2021	1,114,054	1,110,867	0	(3,187)
Short
Euro-Bund Futures	(83)	9-8-2021	(16,887,280)	(16,987,803)	0	(100,523)
10-Year U.S. Treasury Notes	(59)	9-21-2021	(7,792,048)	(7,817,500)	0	(25,452)
Long Term Bonds	(12)	9-21-2021	(1,883,885)	(1,929,000)	0	(45,115)
U.S. Ultra Bond	(24)	9-21-2021	(4,455,722)	(4,624,500)	0	(168,778)
					$77,867	$(365,550)
Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Sell Protection
Markit CDX Emerging Markets Index *	1.00%	Quarterly	6-20-2026	USD	1,000,000	$(26,304)	$(28,960)	$2,656	$0
Markit CDX North American High Yield Index *	5.00	Quarterly	12-20-2025	USD	4,000,000	(404,371)	(329,417)	0	(74,954)
Markit iTraxx Europe Crossover *	5.00	Quarterly	6-20-2026	EUR	3,000,000	442,440	421,382	21,058	0
Markit iTraxx Europe Subordinated Financial Index *	1.00	Quarterly	6-20-2026	EUR	12,000,000	(21,065)	(43,331)	22,266	0
								$45,980	$(74,954)

*	Represents an investment held in Strategic Income Special Investment (Cayman) Ltd., the consolidated entity.
See accompanying notes to consolidated portfolio of investments

16  |  Wells Fargo Income Plus Fund

Notes to consolidated portfolio of investments—June 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management").
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to

Wells Fargo Income Plus Fund  |  17

Notes to consolidated portfolio of investments—June 30, 2021 (unaudited)

the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Consolidated Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Consolidated Statement of Operations.

18  |  Wells Fargo Income Plus Fund

Notes to consolidated portfolio of investments—June 30, 2021 (unaudited)

Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter ("OTC") market (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Income Plus Fund  |  19

Notes to consolidated portfolio of investments—June 30, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$13,740,634	$0	$13,740,634
Asset-backed securities	0	4,885,774	0	4,885,774
Common stocks
Energy	915,064	0	0	915,064
Corporate bonds and notes	0	45,774,714	0	45,774,714
Foreign corporate bonds and notes	0	15,719,948	0	15,719,948
Foreign government bonds	0	9,908,986	0	9,908,986
Investment companies	8,836,805	0	0	8,836,805
Loans	0	6,149,981	710,127	6,860,108
Municipal obligations	0	315,603	0	315,603
Non-agency mortgage-backed securities	0	23,427,286	0	23,427,286
U.S. Treasury securities	11,630,266	0	0	11,630,266
Yankee corporate bonds and notes	0	12,441,035	0	12,441,035
Yankee government bonds	0	3,899,431	0	3,899,431
Short-term investments
Investment companies	16,775,304	0	0	16,775,304
	38,157,439	136,263,392	710,127	175,130,958
Forward foreign currency contracts	0	135,891	0	135,891
Futures contracts	77,867	0	0	77,867
Centrally cleared swap contracts	0	45,980	0	45,980
Total assets	$38,235,306	$136,445,263	$710,127	$175,390,696
Liabilities
Forward foreign currency contracts	$0	$54,955	$0	$54,955
Futures contracts	365,550	0	0	365,550
Centrally cleared swap contracts	0	74,954	0	74,954
Total liabilities	$365,550	$129,909	$0	$495,459
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated Portfolio of Investments.
For the nine months ended June 30, 2021, the Fund had no material transfers into/out of Level 3.

20  |  Wells Fargo Income Plus Fund